Calvert
Global Water Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Australia — 2.4%
Reece, Ltd.(1)	469,890	$ 4,491,547
Reliance Worldwide Corp., Ltd.	3,850,955	7,699,527
		$ 12,191,074
Brazil — 2.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR(1)	694,674	$ 7,405,225
Cia de Saneamento de Minas Gerais	2,043,992	6,075,665
Cia de Saneamento do Parana, PFC Shares	1,383,900	957,452
		$ 14,438,342
Canada — 1.0%
Gildan Activewear, Inc.	95,991	$2,628,764
Stantec, Inc.(1)	56,181	2,692,041
		$5,320,805
Chile — 2.0%
Aguas Andinas S.A., Class A	26,987,230	$6,216,035
Inversiones Aguas Metropolitanas S.A.	7,164,068	4,022,896
		$10,238,931
China — 5.4%
Beijing Enterprises Water Group, Ltd.	25,373,452	$6,488,130
China Everbright Environment Group, Ltd.	6,029,666	2,684,884
China Lesso Group Holdings, Ltd.	3,646,578	3,782,424
China Water Affairs Group, Ltd.	7,734,421	6,370,993
Guangdong Investment, Ltd.	8,305,427	8,480,254
		$27,806,685
Denmark — 0.5%
Novozymes A/S, Class B	48,491	$2,460,126
		$2,460,126
Finland — 2.1%
Kemira Oyj	543,236	$8,335,799
Uponor Oyj	149,709	2,662,407
		$10,998,206
France — 4.0%
Accor S.A.(2)	106,204	$2,649,530
Eurofins Scientific SE(1)	40,157	2,883,197
L'Oreal S.A.	7,549	2,703,279
LVMH Moet Hennessy Louis Vuitton SE	3,633	2,643,706
Veolia Environnement S.A.	373,814	9,604,930
		$20,484,642
Germany — 1.1%
GEA Group AG	68,890	$2,801,587
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, PFC Shares	39,136	$ 2,712,621
		$ 5,514,208
Italy — 1.8%
ACEA SpA	293,271	$ 4,053,123
Interpump Group SpA	114,687	5,177,782
		$ 9,230,905
Japan — 8.3%
Ebara Corp.	135,556	$ 4,828,840
Hulic Reit, Inc.	2,232	2,779,948
Kurita Water Industries, Ltd.(1)	204,942	8,465,070
Lixil Corp.	588,500	8,872,282
METAWATER Co., Ltd.	38,434	472,442
Organo Corp.	289,200	6,418,966
Sekisui Chemical Co., Ltd.	195,900	2,730,512
TOTO, Ltd.(1)	155,100	5,260,907
Tsurumi Manufacturing Co., Ltd.	190,100	2,863,651
		$42,692,618
Mexico — 0.6%
Orbia Advance Corp. SAB de CV	1,652,034	$2,929,093
		$2,929,093
Netherlands — 1.5%
Aalberts NV	133,447	$5,198,066
Arcadis NV	69,606	2,740,435
		$7,938,501
Singapore — 1.1%
CDL Hospitality Trusts(1)	3,202,701	$2,992,555
City Developments, Ltd.	455,900	2,802,563
Hyflux, Ltd.(1)(2)(3)	16,595,483	0
		$5,795,118
South Korea — 1.0%
Coway Co., Ltd.	63,146	$2,803,670
LG Chem, Ltd.	4,915	2,347,057
		$5,150,727
Spain — 1.1%
Acciona S.A.	14,218	$2,616,562
Iberdrola S.A.	248,465	2,900,453
		$5,517,015
Sweden — 0.5%
Fabege AB(1)	337,960	$2,874,325
		$2,874,325

Calvert
Global Water Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland — 5.4%
Belimo Holding AG	11,705	$ 5,584,195
Geberit AG	13,069	6,169,618
Georg Fischer AG	97,612	5,979,930
Roche Holding AG PC	8,516	2,676,045
Sika AG	11,087	2,665,350
Sulzer AG(1)	59,219	4,606,686
		$ 27,681,824
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	174,294	$2,531,352
		$2,531,352
Thailand — 1.0%
Eastern Water Resources Development and Management PCL, Foreign Shares	19,547,500	$2,991,247
TTW PCL, Foreign Shares	7,678,400	1,998,542
		$4,989,789
United Kingdom — 9.0%
CNH Industrial NV	171,937	$2,761,308
Croda International PLC	34,086	2,712,514
Ferguson PLC	54,446	6,835,358
Genuit Group PLC	1,154,564	3,905,381
Halma PLC	106,620	2,539,149
Mondi PLC	150,083	2,538,039
Pennon Group PLC	706,495	7,595,942
Severn Trent PLC	268,272	8,570,786
United Utilities Group PLC	716,560	8,561,693
		$46,020,170
United States — 46.6%
Advanced Drainage Systems, Inc.	51,301	$4,205,143
Agilent Technologies, Inc.	11,654	1,744,021
American States Water Co.	80,975	7,494,236
American Water Works Co., Inc.	62,219	9,483,420
Badger Meter, Inc.	74,931	8,169,727
Ball Corp.	48,193	2,464,590
Brookfield Renewable Corp., Class A	80,578	2,219,118
California Water Service Group	118,707	7,198,392
Chemed Corp.	10,797	5,511,113
CMS Energy Corp.	43,841	2,776,451
Core & Main, Inc., Class A(2)	156,297	3,018,095
Cousins Properties, Inc.	103,918	2,628,086
Danaher Corp.	10,087	2,677,292
Ecolab, Inc.	72,136	10,500,116
Energy Recovery, Inc.(2)	322,434	6,606,673
Entegris, Inc.	33,831	2,218,975
Essential Utilities, Inc.	178,173	8,504,197
Security	Shares	Value
United States (continued)
Evoqua Water Technologies Corp.(2)	210,302	$ 8,327,959
FMC Corp.	14,074	1,756,435
Fortune Brands Innovations, Inc.	99,181	5,664,227
Franklin Electric Co., Inc.	60,178	4,799,195
Gorman-Rupp Co. (The)	147,621	3,782,050
Hawkins, Inc.	171,332	6,613,415
IDEXX Laboratories, Inc.(2)	6,476	2,641,949
Ingersoll Rand, Inc.	34,484	1,801,789
Intel Corp.	91,088	2,407,456
Itron, Inc.(2)	51,859	2,626,658
Levi Strauss & Co., Class A(1)	165,197	2,563,857
Lindsay Corp.	26,890	4,379,037
Masco Corp.	115,625	5,396,219
MasterBrand, Inc.(2)	91,579	691,421
Middlesex Water Co.	76,586	6,025,021
Minerals Technologies, Inc.	45,743	2,777,515
Mondelez International, Inc., Class A	40,791	2,718,720
Mueller Industries, Inc.	75,195	4,436,505
Mueller Water Products, Inc., Class A	402,975	4,336,011
Nucor Corp.	18,392	2,424,250
Parker-Hannifin Corp.	9,226	2,684,766
Pentair PLC	206,706	9,297,636
Procter & Gamble Co. (The)	18,489	2,802,193
Roper Technologies, Inc.	6,284	2,715,254
SJW Group	97,219	7,893,211
Tetra Tech, Inc.	62,232	9,035,464
Trimble, Inc.(2)	46,157	2,333,698
Valmont Industries, Inc.	16,461	5,443,159
Waters Corp.(2)	5,226	1,790,323
Watts Water Technologies, Inc., Class A	56,347	8,239,622
Xylem, Inc.	94,345	10,431,727
York Water Co. (The)	131,975	5,936,235
Zurn Elkay Water Solutions Corp.	340,690	7,205,593
		$239,398,215
Total Common Stocks (identified cost $439,580,671)		$512,202,671

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$630	$ 595,816
Total High Social Impact Investments (identified cost $630,000)		$ 595,816

Calvert
Global Water Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.2%

Affiliated Fund — 0.0%(6)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(7)	46,217	$ 46,217
Total Affiliated Fund (identified cost $46,217)		$ 46,217

Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(8)	6,021,112	$ 6,021,112
Total Securities Lending Collateral (identified cost $6,021,112)		$ 6,021,112
Total Short-Term Investments (identified cost $6,067,329)		$ 6,067,329

Total Investments — 101.0% (identified cost $446,278,000)	$518,865,816
Other Assets, Less Liabilities — (1.0)%	$ (5,252,312)
Net Assets — 100.0%	$513,613,504

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $11,761,678 and the total market value of the collateral received by the Fund was $12,574,254, comprised of cash of $6,021,112 and U.S. government and/or agencies securities of $6,553,142.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $595,816, which represents 0.1% of the net assets of the Fund as of December 31, 2022.
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	43.4%
Utilities	29.7
Materials	9.8
Information Technology	5.0
Health Care	3.9
Consumer Discretionary	3.1
Real Estate	2.7
Consumer Staples	2.1
High Social Impact Investments	0.1
Total	99.8%

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$630,000

Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PCL	– Public Company Limited
PFC Shares	– Preference Shares

Calvert
Global Water Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $642,033, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$585,119	$ —	$ —	$ —	$10,697	$595,816	$2,363	$630,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	7,628	5,621,078	(5,582,489)	—	—	46,217	1,063	46,217
Total				$ —	$10,697	$642,033	$3,426

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$12,191,074	$ —	$12,191,074
Brazil	7,405,225	7,033,117	—	14,438,342
Canada	5,320,805	—	—	5,320,805
Chile	—	10,238,931	—	10,238,931
China	—	27,806,685	—	27,806,685
Denmark	—	2,460,126	—	2,460,126
Finland	—	10,998,206	—	10,998,206
France	—	20,484,642	—	20,484,642
Germany	—	5,514,208	—	5,514,208
Italy	—	9,230,905	—	9,230,905
Japan	—	42,692,618	—	42,692,618
Mexico	2,929,093	—	—	2,929,093
Netherlands	—	7,938,501	—	7,938,501
Singapore	—	5,795,118	0	5,795,118
South Korea	—	5,150,727	—	5,150,727
Spain	—	5,517,015	—	5,517,015
Sweden	—	2,874,325	—	2,874,325
Switzerland	—	27,681,824	—	27,681,824

Calvert
Global Water Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Taiwan	$ —	$2,531,352	$ —	$2,531,352
Thailand	—	4,989,789	—	4,989,789
United Kingdom	2,761,308	43,258,862	—	46,020,170
United States	239,398,215	—	—	239,398,215
Total Common Stocks	$257,814,646	$254,388,025(2)	$0	$512,202,671
High Social Impact Investments	$ —	$595,816	$ —	$595,816
Short-Term Investments:
Affiliated Fund	46,217	—	—	46,217
Securities Lending Collateral	6,021,112	—	—	6,021,112
Total Investments	$263,881,975	$254,983,841	$0	$518,865,816

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.